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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2001


Check here if Amendment [     ]; Amendment Number:
                                                   -------------

     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Hanawalt Associates LLC
Address:       650 Madison Avenue, 25th Floor
               New York, New York  10022


Form 13F File Number:   28-6706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marietta Goldman
Title:        Member - Hanawalt Associates LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

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
/s/ Marietta Goldman                             New York, New York                      November 12, 2001
------------------------------------             ------------------                      -----------------
             [Signature]                             [City, State]                            [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                 -------------

Form 13F Information Table Entry Total:                    72
                                                 -------------

Form 13F Information Table Value Total:              $ 48,465
                                                 -------------
                                                  (thousands)



List of Other Included Managers:

None
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     Form 13F INFORMATION TABLE Hanawalt Associates, LLC - 13F-HR (9/30/01)


                 Column 1        Column 2     Column 3    Column 4     Column 5     Column 6   Column 7          Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Value                  Investment   Other         Voting Authority
                                                                                                         --------------------------
              Name of Issuer   Title of Class   Cusip      (x 1,000)     Shares     Discretion  Managers  Sole     Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC                     COM       002535201           524      33,800       x                 33,800
ALBANY INTL CORP                   CL A       012348108           180      12,000       x                 12,000
AMBASSADORS INTL INC                COM       023178106           167      10,000       x                 10,000
AMERICAN EXPRESS CO                 COM       025816109           291      10,000       x                 10,000
AMERICAN PWR CONVERSION CORP        COM       029066107           300      25,700       x                 25,700
AON CORP                            COM       037389103           525      12,500       x                 12,500
AUTONATION INC                      COM       05329W102           426      48,500       x                 48,500
AUTOZONE INC                        COM       053332102             5         100       x                    100
AVERY DENNISON CORP                 COM       053611109           246       5,200       x                  5,200
BANK OF GRANITE CORP                COM       062401104           995      44,800       x                 44,800
BANTA CORP                          COM       066821109             3         100       x                    100
BROOKSTONE INC                      COM       114537103           161      15,000       x                 15,000
CEDAR FAIR L P                DEPOSITRY UNIT  150185106         1,498      76,600       x                 76,600
CHUBB CORP                          COM       171232101             7         100       x                    100
CIGNA CORP                          COM       125509109           307       3,700       x                  3,700
CLAYTON HOMES INC                   COM       184190106           183      15,000       x                 15,000
DEB SHOPS INC                       COM       242728103           908      44,100       x                 44,100
DELUXE CORP                         COM       248019101           345      10,000       x                 10,000
DOVER CORP                          COM       260003108           223       7,400       x                  7,400
DRESS BARN INC                      COM       261570105         1,271      57,000       x                 57,000
EDWARDS AG INC                      COM       281760108           214       6,100       x                  6,100
ERIE INDTY CO                      CL A       29530P102           763      19,300       x                 19,300
ETHAN ALLEN INTERIORS INC           COM       297602104             3         100       x                    100
FOOTSTAR INC                        COM       344912100           308       8,900       x                  8,900
GAP INC DEL                         COM       364760108           453      37,900       x                 37,900
GARAN INC                           COM       364802108           286       8,200       x                  8,200
GENERAL CABLE CORP DEL NEW          COM       369300108            99      10,000       x                 10,000
GENLYTE GROUP INC                   COM       372302109           247       8,500       x                  8,500
GEORGIA GULF CORP              COM PAR $0.01  373200203           535      33,300       x                 33,300
GOLDEN WEST FINL CORP DEL           COM       381317106           291       5,000       x                  5,000
HARTE-HANKS INC                     COM       416196103           238      11,000       x                 11,000
HOOPER HOLMES INC                   COM       439104100           630     101,000       x                101,000
IHOP CORP                           COM       449623107           236       9,000       x                  9,000
INDUSTRIE NATUZZI SPA               ADR       456478106           408      37,300       x                 37,300
INTERTAN INC                        COM       461120107           565      72,000       x                 72,000
INTIMATE BRANDS INC                CL A       461156101         1,152     128,000       x                128,000
INTERACTIVE DATA CORP               COM       45840J107           683      52,100       x                 52,100

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     Form 13F INFORMATION TABLE Hanawalt Associates, LLC - 13F-HR (9/30/01)


                 Column 1        Column 2     Column 3    Column 4     Column 5     Column 6   Column 7          Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Value                  Investment   Other         Voting Authority
                                                                                                         --------------------------
              Name of Issuer   Title of Class   Cusip      (x 1,000)     Shares     Discretion  Managers  Sole     Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
INSTINET GROUP INC                  COM       457750107           196      20,000       x                 20,000
JACK IN THE BOX INC                 COM       466367109         1,008      36,000       x                 36,000
JEFFERSON PILOT CORP                COM       475070108           649      14,600       x                 14,600
KENNAMETAL INC                      COM       489170100           230       7,200       x                  7,200
K-SWISS INC                        CL A       482686102            25       1,000       x                  1,000
LANDSTAR SYS INC                    COM       515098101           256       4,000       x                  4,000
MBIA INC                            COM       55262C100         1,885      37,700       x                 37,700
MCGRATH RENTCORP                    COM       580589109           544      25,300       x                 25,300
MERCANTILE BANKSHARES CORP          COM       587405101           218       5,500       x                  5,500
MERCHANTS BANCSHARES                COM       588448100           331      10,100       x                 10,100
MERCURY GENL CORP NEW               COM       589400100        11,469     288,900       x                288,900
MET PRO CORP                        COM       590876306           699      68,500       x                 68,500
MORTONS RESTAURANT GROUP INC        COM       619429103         1,431     163,700       x                163,700
NEWHALL LAND + FARMING CO CAL  DEPOSITARY REC 651426108           224       7,900       x                  7,900
PAYLESS SHOESOURCE INC              COM       704379106         3,498      63,840       x                 63,840
PLANTRONICS INC NEW                 COM       727493108           268      15,700       x                 15,700
PLAYTEX PRODS INC                   COM       72813P100         1,047     103,200       x                103,200
PRIME HOSPITALITY CORP              COM       741917108           150      17,000       x                 17,000
RAVEN INDS INC                      COM       754212108           460      26,800       x                 26,800
RLI CORP                            COM       749607107           258       6,300       x                  6,300
ROSS STORES INC                     COM       778296103            29       1,000       x                  1,000
RUSS BERRIE & CO                    COM       782233100             3         100       x                    100
RYANS FAMILY STEAK HOUSE INC        COM       783519101           618      36,100       x                 36,100
SOUTHWEST AIRLS CO                  COM       844741108           223      15,000       x                 15,000
STANLEY WKS                         COM       854616109             7         200       x                    200
MADDEN STEVEN LTD                   COM       556269108         1,890     186,200       x                186,200
STUDENT LN CORP                     COM       863902102         3,462      49,100       x                 49,100
SUPERIOR INDS INTL INC              COM       868168105           196       5,900       x                  5,900
TENNANT CO                          COM       880345103            35       1,000       x                  1,000
TRIGON HEALTHCARE INC               COM       89618L100            66       1,000       x                  1,000
UTAH MED PRODS INC                  COM       917488108           575      56,000       x                 56,000
VELCRO INDS NV                      COM       922571104           197      20,000       x                 20,000
WADDELL & REED FINL INC            CL A       930059100             5         200       x                    200
WELLPOINT HEALTH NETWORK NEW        COM       94973H108           306       2,800       x                  2,800
ZALE CORP NEW                       COM       988858106           331      12,500       x                 12,500
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